Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Presentation

(a)Basis of Presentation

The Group’s consolidated financial statements as of December 31, 2024 and 2025 and during the years ended December 31, 2023, 2024 and 2025 are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of Consolidation

(b)Basis of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly-owned subsidiaries and its VIEs and VIEs’ subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Consolidation through contractual agreements:

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide value-added telecommunication businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in the provisions of value-added telecommunication services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

The Company, through its WFOE, entered into a series of contractual arrangements (the “VIE agreements”) with the VIEs and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.

Agreements that provide the Group effective control over the VIEs include:

Power of Attorney:

Pursuant to the power of attorney signed between each of the shareholders of the VIEs and the WFOE, each shareholder irrevocably appointed the WFOE as its attorney-in-fact to exercise on each shareholder’s behalf all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to the voting rights and the right to appoint directors and executive officers of the VIEs). The shareholders cannot revoke the authorization and entrustment as long as the shareholders remain a shareholder of the VIEs. The power of attorney will remain in force as long as the shareholders remain shareholders of the VIEs.

Executive Call Option Agreements:

Pursuant to the exclusive call option agreement entered into between each of the shareholders of the VIEs and the WFOE, the shareholders irrevocably granted the WFOE a call option to request the shareholders to transfer or sell any part or all of its equity interests in the VIEs, to the WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the higher of Renminbi 1 or the minimum price required by PRC law or an amount equal to the registered capital contributed by the relevant shareholder. Without the WFOE’s prior written consent, the VIEs and their shareholders shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, issue any additional equity or right to receive equity, provide any loans, distribute dividends in any form.

Loan Agreements:

Pursuant to the loan agreements entered into between the WFOE and each of the shareholders of three VIEs (including Zongqing Xiangqian, Shuidi Hubao and Beijing Zhuiqiu Jizhi Technology Co., Ltd.), the WFOE extended loans to the shareholders of the three VIEs who had contributed the loan principals to the relevant VIEs mainly as registered capital. The shareholders of the three VIEs may repay the loans only by transferring their respective equity interests in the VIEs to WFOE or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

Equity Interest Pledge Agreements:

Each shareholder of the VIEs has also entered into an equity pledge agreement with the WFOE, pursuant to which each shareholder pledged his/her interest in the WFOE to guarantee the performance of obligations of the WFOE and its shareholders under the exclusive business cooperation agreement, exclusive call option agreement, and power of attorney. If the VIEs or any of the shareholders breach their contractual obligations, the WFOE will be entitled to certain rights and interests regarding the pledged equity interests including the right to dispose the pledged equity interests. None of the shareholders shall, without the prior written consent of the WFOE, assign or transfer to any third party, create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the agreements under the power of attorney, exclusive call option agreement and the exclusive business cooperation agreement are fully performed.

Exclusive Business Cooperation Agreements:

Pursuant to the exclusive business cooperation agreement entered into by the WFOE and the VIEs, the WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIE’s total consolidated profit, which is adjustable at the sole discretion of the WFOE.

Without the WFOE’s consent, the VIEs cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from the WFOE.

Spouse Consent letters:

The spouse of each shareholder of the VIEs has entered into a spouse consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding the VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the above mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

These contractual arrangements allow the Company, through its WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company has consolidated the VIEs.

The Group believes that the contractual arrangements with the VIEs are in compliance with PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke or refuse to grant or renew the Group’s business and operating licenses;
●	restrict or prohibit related party transactions between the wholly-owned subsidiaries of the Group and the VIEs;
●	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
●	require the Group to alter, discontinue or restrict its operations;
●	restrict or prohibit the Group’s ability to finance its operations;
●	place restrictions on the Group’s right to collect revenues;
●	shut down the Group’s servers or blocking the Group’s app/websites; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in the deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC laws and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	210,351	193,584
Restricted cash	520,588	648,450
Short-term investments	170,339	115,906
Accounts receivable, net of allowance of RMB28,404 and RMB26,875 (US$3,843) as of December 31, 2024 and 2025, respectively	537,848	460,937
Current contract assets	614,036	801,780
Other current assets	129,909	199,856
Total current assets	2,183,071	2,420,513
Non-current assets
Non-current contract assets	149,855	289,007
Intangible assets, net	149,846	174,103
Deferred tax assets	27,028	2,870
Goodwill	80,751	80,751
Other non-current assets	39,426	43,259
Total non-current assets	446,906	589,990
Total assets	2,629,977	3,010,503
LIABILITIES
Current liabilities
Insurance premium payables	537,344	684,800
Accrued expenses and other current liabilities	534,932	729,682
Amount due to related parties	253	1
Current lease liabilities	13,232	8,751
Total current liabilities	1,085,761	1,423,234
Total non-current liabilities	90,007	55,427
Total liabilities	1,175,768	1,478,661

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating revenue, net	2,331,678	2,312,629	2,579,851
Net income	697,935	676,950	414,630
Net cash provided by operating activities	804,351	682,317	419,966
Net cash (used in)/provided by investing activities	(681,995)	380,895	30,578
Net cash used in financing activities	—	—	(7,169)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Mutual Aid Platform

The Group terminated its Waterdrop Mutual Aid business at the end of March 2021. Contributions from patients were not recorded in the Group’s consolidated balance sheets as they were maintained in a custodian account, separated from the Group’s own bank accounts and could not be used for any other purpose other than to reimburse the related medical expenses of the participants.

Medical Crowdfunding Platform

The Group operates a medical crowdfunding platform to provide crowdfunding related services by bringing together those who are seeking help and who are willing to help through social network.

The Group acts as an administrator of the crowdfunding campaigns and is not a party to the gift relationship between the beneficiaries and the donors. The fundraising amount were not recorded in the Group’s consolidated balance sheets as they were maintained in a custodian account, separated from the Group’s own bank accounts and could not be used for any other purposes other than to reimburse the validated medical expenses of the patients.

Use of Estimates

(c)Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Group’s financial statements are estimates and judgments applied in the revenue recognition, determination of the stand-alone selling price of performance obligations, realization of deferred tax assets, allowance for doubtful account including expected credit losses, assessment for impairment of intangible assets, goodwill, and other long-lived assets, valuation of acquired identifiable assets, and valuation of share-based compensation arrangements. Actual results could differ from such estimates.

Comprehensive Income and Foreign Currency Translation

(d)Comprehensive Income and Foreign Currency Translation

The Group’s operating results are reported in the consolidated statements of comprehensive income and consist of two components: net profit and other comprehensive income (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which the functional currency is other than the RMB which is the reporting currency of the Group, and unrealized gains and losses from available for sale investments, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into RMB at period-end exchange rates, and revenues and expenses are translated at the average exchange rates prevailing during the period. Adjustments that result from translating amounts from a subsidiary’s functional currency to the RMB (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

Convenience Translation

(e)Convenience Translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars (“US$” or “USD”) using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from RMB into USD as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Cash and Cash Equivalents

(f)Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted Cash

(g)Restricted Cash

Restricted cash mostly include premiums received from certain insured collected by the Group in a fiduciary capacity until disbursed to the appropriate insurance companies and amounted to RMB491,828 and RMB580,972 as of December 31, 2024 and 2025. Restricted cash also included guarantee deposits required by China Banking and Insurance Regulatory Commission in order to protect from insurance premium appropriation by the insurance broker and guarantee deposit related to foreign exchange settlement contracts.

Short-term Investments

(h)Short-term Investments

i.Investment – Debt Securities

Short-term investments mainly include structured deposits, time deposits and other wealth management products.

Structured deposits are certain deposits with variable interest rates indexed to performance of underlying assets, which contain an embedded derivatives component. The Group elects the fair value option to record wealth management products with variable interest rates and deposits indexed to foreign exchange or gold price with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments. Changes in the fair value is recorded under “Interest income” in the consolidated statements of comprehensive income.

Time deposits are deposits with fixed interest rates placed with financial institutions and are restricted as to withdrawal and use before maturity. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The original maturities of the short-term investments are less than one year. The Group considers the carrying value of investments classified as held-to-maturity approximate to their fair value.

Investment products not classified as trading securities or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “accumulated other comprehensive income”. Realized gains or losses are recorded under “Interest income” in the consolidated statements of comprehensive income during the period in which the gains or losses are realized.

ii.Investment - Equity Securities

The Group bought and held equity investment in dollar funds principally for the purpose of selling them in the near term. These equity securities are accounted for under the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment. The change in fair value is recorded under “Others, net” in the consolidated statements of comprehensive income.

Accounts Receivable and Contract Assets, net

(i)Accounts Receivable and Contract Assets, net

Accounts receivable mainly represent brokerage commission fees and technical service fees receivable from insurance companies. Contract assets are recorded for arrangements when the Group has provided the insurance brokerage services but for which the related payments are not yet due. Contract assets are attributable to the brokerage commission that is contingent upon the future premium payment of the policy holders and retention based bonus.

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. The Group maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is recorded under “General and administrative expense” in the consolidated statements of comprehensive income. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business lines, services offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Fair Value Measurement

(j)Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.

Financial Instruments
(k)	Financial Instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, available for sale investments, held-to-maturity investments, fair value option investments, accounts receivable, other receivables, insurance premium payables, other current liabilities and amounts due from/to related parties. As of December 31, 2024 and 2025, the carrying values of cash and cash equivalents, restricted cash, held-to-maturity investments classified as short-term investments, accounts receivable, other receivable, insurance premium payables, other current liabilities, short-term loans and amount due from/to related parties approximated their fair values due to the short term maturities of those instruments. Available-for-sale investments and fair value option investments are recorded at fair value in the consolidated financial statements. The fair values of the Group’s held-to-maturity investments classified as long-term investments are determined based on the discounted cash flow model using the discount curve of market interest rates.

Property, Equipment and Software, Net
(l)	Property, Equipment and Software, Net

Property, equipment and software are stated at cost. Depreciation is calculated using the straight line method over the following estimated useful lives, taking into account the residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil
Office buildings	25 years	5%

Intangible Assets, Net
(m)	Intangible Assets, Net

Intangible assets with an indefinite useful life represent the insurance brokerage license, insurance adjusting license, insurance agency license, medical institution license and the trademark acquired from the acquisition of Shenzhen Cunzhen Qiushi Technology Co., Ltd. (“Shenlanbao” or “SLB”). Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Intangible assets with finite lives represent purchased trademark and software copyright. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, which is 10 years. The Group compares the carrying amount of intangible assets with finite lives against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

Impairment loss for intangible assets were RMB nil, RMB24,268 and RMB nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Goodwill
(n)	Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Group’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC Topic 350, Intangibles-Goodwill and Other, the Group may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Group considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Group may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Group performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit. No impairment loss of goodwill was recorded for the years ended December 31, 2023, 2024 and 2025.

For the years ended December 31, 2023, 2024 and 2025, the changes in the carrying amount of goodwill by segment are as follows:

	Insurance	Others	Total
	RMB	RMB	RMB
Balances at January 1, 2023	1,248	2,172	3,420
Additions	77,331	—	77,331
Balances at December 31, 2023	78,579	2,172	80,751
Additions	—	—	—
Balances at December 31, 2024	78,579	2,172	80,751
Additions	—	—	—
Balances at December 31, 2025	78,579	2,172	80,751

Business combinations and non-controlling interests

(o)Business combinations and non-controlling interests

In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated statement of comprehensive (loss)/income.

The valuations used in the purchase price allocation were determined by the Group with the assistance of independent third-party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are private companies, the fair value estimates of acquirees are based on significant unobservable inputs (level 3) considered by market participants which mainly include discount rate, projected terminal value based on future cash flow, financial multiple of companies in the same industry and discount for lack of marketability.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Group’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group, the non-controlling interest is classified as mezzanine equity. The redeemable noncontrolling interest is initially recorded at the acquisition date fair value. Subsequently, if it is probable that redeemable noncontrolling interest will become redeemable, they are recorded at the higher of (1) the cumulative amount that would result from applying the measurement guidance in ASC 810-10 (i.e., initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss, OCI or other comprehensive loss, and dividends) or (2) the redemption price. If it is not probable that redeemable noncontrolling interest will become redeemable, they are recorded at the amount based on step (1) and when the redemption becomes probable, the Group recognizes changes in the redemption price immediately.

Net loss attributable to mezzanine equity holders is excluded from the consolidated statements of changes in shareholders’ equity. During the years ended December 31, 2023, 2024 and 2025, net loss attributable to mezzanine equity holders amounted to RMB3,536, RMB16,627 and RMB3,879, respectively. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for impairment loss for intangible assets acquired, are also recorded as mezzanine equity on the Company’s consolidated balance sheets.

The following table provides details of the redeemable non-controlling interest activity for the year ended December 31, 2024 and 2025:

	2024	2025
	RMB	RMB
Balance as of January 1	92,760	76,133
Net loss attributable to mezzanine equity classified as non-controlling interest	(16,627)	(3,879)
Acquisition of non-controlling interest	—	(72,254)
Balance as of December 31	76,133	—

Acquisition of NCI

Acquisition of noncontrolling interests is accounted for as an equity transaction. The difference between the fair value of the consideration paid and the carrying amount of the noncontrolling interests acquired is recognized directly in equity attributable to the equity holders of the Company.

Asset Acquisition

(p)Asset Acquisition

When the Group acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Group’s financial statements. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Long-Term Investments
(q)	Long-Term Investments

The Group’s long-term investments consist of equity securities without readily determinable fair value, long-term held-to-maturity investments available-for-sale investments, and fair value option investments.

i.	Equity securities without readily determinable fair value

The Group accounts for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within Accounting Standards Update (“ASU”)2016-01,Recognition and Measurement of Financial Assets and Financial Liabilities, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment.

ii.	Long-term held-to-maturity investments

Long-term held-to-maturity investments are mainly callable fixed rate notes. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost less an allowance for credit losses. The original maturities of the long-term investments are more than one year but within five years.

iii.	Available-for-sale investments

The Group holds marketable U.S. government treasury bonds with fixed rate and original maturities up to 20 years, which are classified as available-for-sale investment as the Group doesn’t have the positive intent to hold the securities to maturity. The available-for-sale investments are reported at fair value with unrealized gains and losses included in “accumulated other comprehensive income”.

iv.Fair value option investments

The Group holds issuer callable range accrual notes indexed to U.S. Dollar Constant Maturity Treasury Rate or Secured Overnight Financing Rate with maturities longer than one year at fair value in accordance with ASC 825 Financial Instruments. The fair value option investments are reported at the fair value with unrealized gains and losses recorded under “Others, net” in the consolidated statements of comprehensive income.

Insurance Premium Payables
(r)	Insurance Premium Payables

Insurance premium payables are insurance premiums collected from insurance policyholder on behalf of insurance companies but not yet remitted to the insurance companies as of the balance sheet dates.

Share-Based Compensation
(s)	Share-Based Compensation

Equity classified share option awards

Share-based payment transactions with employees (including management), such as restricted share units and share options, are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses over the requisite service period of the award using the straight line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date fair value of the options that are vested at that date. The Group elects to recognize forfeitures when they occur.

Revenue recognition
(t)	Revenue recognition

Consistent with the criteria of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), revenue represents the amount of consideration the Group is entitled to upon the transfer of promised goods or services in the ordinary course of the Group’s activities. The Group recognizes revenues when performance obligations are satisfied by transferring control of a promised good or service to a customer.

The Group recognizes revenue through the application of a five-step model, which includes: identification of the contract; identification of the performance obligations; determination of the transaction price; allocation of the transaction price to the performance obligations and recognition of revenue as the entity satisfies the performance obligations. At times, the Group may enter into multiple contracts with a customer, and these contracts may be combined and accounted for as a single contract with different performance obligations when they are entered into at or near the same time with the same customer and negotiated as a package with a single commercial objective. The total transaction price is allocated to each performance obligation in an amount based on the estimated relative stand-alone selling prices of the promised goods or services underlying each performance obligation consistent with the guidance in ASC 606. For determination of the stand-alone selling price of performance obligations, in cases the Group sells products or services with observable selling prices, these selling prices are used to determine the relative stand-alone selling prices. In cases the Group sells customized products or services for which observable selling prices do not exist, the Group uses the expected cost plus margin approach to estimate the stand-alone selling price of each performance obligation.

The Group’s revenue is principally comprised of insurance brokerage income, technical service income, crowdfunding service fees, digital clinical trial solution income, management fee income and other revenues. The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance Brokerage Services

The Group provides insurance brokerage services distributing various health and life insurance policies on behalf of insurance companies (its customers). As an agent of the insurance company, the Group sells insurance policies on behalf of the insurance company and earns brokerage commissions determined as a percentage of premiums paid by the policyholder. The Group has identified its promise to sell insurance policies on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and commission revenue is recognized at the point in time when an insurance policy becomes effective. The Group also provides policyholder inquiry (call center) services which is considered administrative in nature that transfers minimal benefit to the customer. Additionally, certain contracts with insurance companies include a promise to provide certain services to the insurance company such as information gathering and payment collection. The Group has concluded that such services are immaterial in the context of the contract. The Group accrues the costs of providing such services when the related revenue is recognized (i.e., when an insurance policy becomes effective).

The term for short-term health insurance policies sold by the Group is typically 12 months, while the term for long-term health and life insurance policies sold by the Group typically ranges from 6 to 30 years. The insurance company pays the Group a commission either upfront or in monthly or annual instalments based on the underlying cash flows of the insurance policy (i.e., payments of the related premiums for the insurance policy purchased). The Group’s contract terms can give rise to variable consideration due to the nature of its commission structure (e.g., policy changes or cancellations).

The Group determines the transaction price of its contracts by estimating commissions that the entity expects to be entitled to over the premium collection term of the policy based on historical experience regarding premium retention and assumptions about future policyholder behaviour and market conditions. Such estimates are ‘constrained’ in accordance with ASC 606, that is, the Group uses the expected value method and only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur.

For certain long-term insurance policies sold, the Group is also entitled to a performance bonus from insurance companies if the retention rate for a certain period exceeds a predetermined percentage, or if its first year premiums exceed a predetermined amount. The Group may also be asked to refund some commission to insurance companies if the retention rate for a certain period falls below a predetermined percentage. As the consideration for the bonus or the refund is contingent on the occurrence (or non-occurrence) of a future event, the bonus or the refund represents variable consideration. Consistent with the policy described above, the Group uses the expected value method to estimate the variable consideration and may constrain the estimate to the extent that it is probable that a significant reversal of revenue in the future will not occur.

Technical Services

Technical service income primarily consists of revenues derived from providing analytics and intelligent recommendation service, risk assessment technical service, customer relationship management (“CRM”) system-based technical services and marketing services to insurance companies, insurance brokers, and agency companies.

Reinforced by cumulative big data, the Group provides risk assessment technical services through algorithm-driven verification system assessing risk by analyzing user profiles and medical history, tagging risk levels for hierarchical management that help insurers refine their risk analysis capabilities since 2025. The Group leverages multi-dimensional consumer insights to deliver analytics and intelligent recommendation services, enabling policyholders to be matched with more suitable products and improving sales efficiency. Revenue is recognized when the performance obligation to provide those services is satisfied (such as when effective usage of risk assessment over insureds’ information or when effective match on insurance product display). Payment terms and conditions vary by customer and are based on the billing schedule established in the contracts with customers, which generally include a requirement of payment within one year. The Group assesses the collectability of accounts receivable and records an allowance for expected credit losses. The Group believes that the impact from significant financing component is not material.

The Group provides technical services to selected insurance brokerage or agency companies to use its CRM system and earns monthly system usage revenue recognized overtime over the contract term. In addition, the Group also earns referral revenue, which is based on a percentage of the first two-year’s policy premiums, recognized at a point in time when the insurance policy becomes effective. The Group estimates the services fee that it expects to be entitled to over the first two-year of the long-term insurance policy and such estimates are ‘constrained’ in accordance with ASC 606.

The Group displays advertisements for certain companies on its various website channels and mobile apps and earns marketing service revenue mainly based on the number of articles published and the number of advertisements disclosed. The marketing service revenue is recorded at a point in time when the advertisement has been displayed.

Crowdfunding service fees

The Group’s crowdfunding services primarily consist of providing technical and internet support, managing and reviewing the crowdfunding campaigns and facilitating the collection and transfer of funds to the patients. The Group charged a crowdfunding service fee calculated as a fixed percentage of the funds raised for a single campaign and which is payable to the Group only upon the successful withdrawal of the funds by the patient. The Group determined that the transaction price represented variable consideration in its entirety and related specifically to the Group’s efforts to perform and transfer the funds to the patients. Therefore, the Group recognizes the related revenues when the funds are successfully withdrawn.

Digital clinical trial solution

The Group provides digital clinical trial solution services to customers that mainly include biopharmaceutical companies and leading biotechnology companies. The Group enters into patient recruitment contracts with customers to match qualified patients with optimal suitability for enrollment in clinical trials. The Group earns digital clinical trial solution revenue for a fixed unit price per successful match under the patient recruitment contract. The Group’s performance obligation is to provide a successful match. The Group recognizes revenues for the services at the point in time when the individual patient enrollment for the clinical trials is confirmed by the customers.

Other Revenues

Other revenues mainly include digital multichannel marketing solution income and commission revenue from online sale of health products and membership fee from Waterdrop Medicine. The Group provides comprehensive digital marketing solutions around the whole life cycle of products through integrated services such as patient screening, medication management, doctor-patient services, innovative payment methods, and channel marketing to customers that mainly include life science and healthcare companies. Revenue related to digital multichannel marketing solution is recognized over the contract period. The Group’s performance obligation under online sale of health products and membership fee from Waterdrop Medicine is to arrange for the provision of the specified goods or services by those third-party merchants. Revenue is recognized for the net amount of consideration the Group is entitled to retain in exchange for its services at a point in time upon successful sales. The Group recognized the membership fee ratably over the membership period.

Disaggregation of revenues

The following table provides further disaggregation by types and timing of revenues recognized:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	1,381,855	1,309,432	1,178,939
Long-term insurance brokerage income	823,305	1,013,406	1,391,349
Subtotal	2,205,160	2,322,838	2,570,288
Technical service income	135,755	40,939	1,006,278
Crowdfunding service fees	162,683	267,650	261,636
Digital clinical trial solution income	100,496	91,066	118,297
Other revenues	26,613	49,328	21,262
Total	2,630,707	2,771,821	3,977,761

Refund liabilities

Refund liabilities are recognized for the estimated amounts of insurance brokerage service fees and technical service fees which are received but are expected to be refunded. The consideration received but not expect to be entitled to earn is not included in the transaction price, because it will be refunded to customers. The refund liabilities are remeasured at each reporting date to reflect changes in the estimate, with a corresponding adjustment to revenue. The Group is expected to refund back to its customers if the retention rate for a certain period does not reach a predetermined percentage.

Value Added Tax

The Group is subject to Value Added Taxes (“VAT”) at the rate of 3% or 6%, depending on whether the entity is a general tax payer or small scale tax payer, and the related surcharges on revenue generated from providing services. VAT are reported as a deduction to revenue when incurred and amounted to RMB187,863, RMB193,377 and RMB234,188 for the years ended December 31, 2023, 2024 and 2025, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Value added tax recoverable represents amounts paid by the Group for purchases. The amounts were recorded as current assets considering they are expected to be deducted from future value added tax payables arising on the Group’s revenues which it expects to generate in the future.

Contract assets

The contract asset balance as of December 31, 2024 and 2025 includes immaterial adjustment to the estimate of the transaction price for performance obligation satisfied during the years ended December 31, 2023 and 2024.

Contract assets as of December 31, 2024 and 2025 are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Contract assets	773,790	1,103,191
Less: Allowance for uncollectible accounts	(605)	(759)
Total	773,185	1,102,432

The movements in the allowance for uncollectible accounts are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	(382)	(605)
Addition	(223)	(154)
Balance at end of the year	(605)	(759)

Operating cost
(u)	Operating cost

Operating costs primarily consist of (i) payroll and related expenses for insurance agents, consultants and customer service personnel, (ii) transaction fees charged by third-party payment platforms related to insurance brokerage service, (iii) costs of referral and service fees, (iv) charges for the usage of the server and cloud service incurred for operational support of the platforms, and the associated expenses of facilities and equipment, such as depreciation expenses, rental and others attributed to the Group’s principal operations, (v) cost for patient recruitment consultants team and (vi) cost for the crowdfunding consultants team and cost related to the information review and investigation of medical crowdfunding campaigns (vii) cost of medical expenses and cost of one-year health insurance coverage related to the termination of the mutual aid plans, and (viii) costs for short message service (SMS) costs for new user on boarding and authentication processes.

Sales and Marketing Expenses
(v)	Sales and Marketing Expenses

Sales and marketing expenses primarily consist of (i) marketing expenses for user acquisition and brand building, (ii) payroll and related expenses for employees involved in selling and marketing functions, and (iii) outsourced sales and marketing service fees to third parties, as well as the associated expenses of facilities and equipment, such as depreciation expenses, rental and others.

Research and Development Expenses
(w)	Research and Development Expenses

Research and development expenses primarily consist of (i) payroll and related expenses for employees involved in platform and new function development and significant improvement, (ii) charges for the usage of the server and cloud service incurred to support research, design and development activities by research and development personnel, as well as the associated expenses of facilities and equipment, such as depreciation expenses, rental and others. The Group has expensed all research and development expenses when incurred.

Taxation
(x)	Taxation

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Net Profit Per Share
(y)	Net Profit Per Share

Basic net profit per ordinary share is computed by dividing net profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

For the calculation of diluted net profit per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted profit per share when inclusion of such effect would be anti-dilutive.

Leases
(z)	Leases

The Group leases offices in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets (“ROU”) on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. When a lease is terminated before the expiration of the lease term, the Group derecognizes the right of use asset and corresponding lease liability, any difference is recognized as a gain or loss related to the termination of the lease.

The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheets. Payments related to those leases continue to be recognized in the consolidated statements of comprehensive on a straight-line basis over the lease term.

Short-term loans

(aa) Short-term loans

Short-term loans represent the Group’s borrowings from commercial banks for the Group’s working capital. Short-term loans include borrowings with maturity terms shorter than one year.

Segment reporting

(bb) Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. Operating segments are aggregated based on their similar economic characteristics, types of customers, types of services and products provided, the regulatory environments in which they operate and their management and reporting structure. The Group organized and reported its business in the following reportable segments:(1) Insurance, which mainly includes insurance brokerage service and technical service; and (2) Crowdfunding, which mainly includes crowdfunding service. The remaining operating segments are combined into the “Others” category, which do not individually or in the aggregate meet the quantitative and qualitative thresholds to be individually reportable and are aggregated.

Significant Risk and Uncertainties

(cc) Significant Risk and Uncertainties

Currency Risk

The RMB is not a freely convertible currency. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The Group’s cash and cash equivalents, restricted cash, short-term investments and long-term debt investments included in long-term investments denominated in RMB that are subject to such government policies amounted to RMB1,923.9 million, and RMB1,444.9 million, representing 45.91% and 37.07% of total corresponding assets as of December 31, 2024 and 2025, respectively.

Concentration of Credit Risk

Details of the customers accounting for 10% or more of operating revenue, net are as follows:

	Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Customer A	*	*	*	*	415,677	10.45%

Details of the customers which accounted for 10% or more of accounts receivable and contract assets are as follows:

	As of December 31,
	2024		2025
	RMB	%	RMB	%
Customer A	234,744	15.76%	394,607	16.70%
Customer B	*	*	312,808	13.24%
Customer C	*	*	246,830	10.45%

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

Recent Accounting Pronouncements adopted and Recent Accounting Pronouncements not yet adopted

(dd) Recent Accounting Pronouncements adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group’s fiscal years beginning after December 15, 2024. Early adoption is permitted.

Beginning on January 1, 2025, the Group adopted ASU 2023-09 prospectively. The adoption did not have a material impact on the consolidated financial statements, and the required disclosures are included in Note 15.

(ee) Recent Accounting Pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) amending existing income statement disclosure guidance, primarily requiring more detailed disclosure for expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The amendments can be applied on either a prospective or retroactive basis. We are currently evaluating the ASU to determine its impact on our disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. We are currently evaluating the ASU to determine its impact on our disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles: Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (ASU 2025-06). The guidance modernizes the accounting for software costs and enhances the transparency about an entity’s software costs. The guidance is effective for the fiscal years beginning after December 15, 2027 and for interim periods within those fiscal years. This ASU can be applied prospectively, retrospectively, or under a modified transition approach. We are currently evaluating the ASU to determine its impact on our disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. We are currently evaluating the ASU to determine its impact on our disclosures.